Financial Instruments and Fair Value Disclosures (Details)	Dec. 31, 2025 USD ($)
Carrying Amount [Member]
Financial Instruments, Fair Value Disclosure [Abstract]
Investment in debt securities	$ 2,918,353
Fair Value [Member]
Financial Instruments, Fair Value Disclosure [Abstract]
Investment in debt securities	$ 3,088,068